Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 26, 2020	Nov. 23, 2020	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)			Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)(in thousands)	Non-GAAP Operating Income ($)(in thousands)(5)
			Summary Compensation Table Total for Second PEO ($)	Compensation Actually Paid for Second PEO ($)(2)			Total Stockholder Return (TSR) ($)(3)	Index TSR ($)(4)
2022	6,260,700	1,963,303	—	—	1,961,762	227,172	87	82	(76,043)	68,988
2021	4,606,965	3,073,908	—	—	1,682,087	1,044,985	123	112	(170,778)	29,586
2020	4,139,627	7,316,489	3,787,396	8,713,585	927,392	1,801,224	141	110	(206,723)	(6,274)

Named Executive Officers, Footnote [Text Block]	The Principal Executive Officer (“PEO”) and Other NEOs for each applicable year are:
•2022 - PEO: Mr. Heard. Other NEOs: Ms. Erba, and Messrs. Teichmann and Walden.
•2021 - PEO: Mr. Heard. Other NEOs: Ms. Erba, and Messrs. Teichmann and Walden.
•2020 - PEOs: Mr. Heard and Tom Fallon. Mr. Fallon transitioned from his position of Chief Executive Officer to Advisor as of November 23, 2020. Mr. Heard is referred to as the first PEO and Mr. Fallon is referred to as the second PEO in the table above. Other NEOs: Ms.Erba, and Messrs. Teichmann and Walden, and Robert Jandro. Mr. Jandro resigned from his position of SVP, Worldwide Sales as of January 3, 2020.

Peer Group Issuers, Footnote [Text Block]			Represents the cumulative TSR of the Nasdaq Telecommunications Index, the Company’s peer group for this Pay Versus Performance disclosure, on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal 2019 through the end of each applicable fiscal year in the table. This is the same peer group the Company uses for its disclosure under Item 201(e) of Regulation S-K.
PEO Total Compensation Amount			$ 6,260,700	$ 4,606,965
PEO Actually Paid Compensation Amount			$ 1,963,303	3,073,908
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. The following table details the applicable adjustments that were made to determine “compensation actually paid.”

	FY2022		FY2021		FY2020
	PEO ($)	Average Other NEO ($)	PEO ($)	Average Other NEO ($)	PEO ($)	Second PEO ($)	Average Other NEO ($)
Summary Compensation Table - Total Compensation	6,260,700	1,961,762	4,606,965	1,682,087	4,139,627	3,787,396	927,392
(Deduct) Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(4,855,638)	(1,286,171)	(3,702,300)	(1,115,282)	(3,532,500)	(3,239,500)	(596,452)
(Increase) Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	3,894,217	1,001,002	4,106,500	1,237,043	5,485,000	6,033,500	1,059,154
(Increase/Deduct) Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(2,423,828)	(1,058,559)	(1,614,753)	(713,504)	1,520,786	2,439,280	680,099
(Increase) Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—	—	—	—	—
(Increase/Deduct) Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	(912,149)	(390,862)	(322,504)	(45,359)	(296,424)	(307,091)	(136,708)
(Deduct) Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—	—	(132,260)
Compensation Actually Paid	1,963,303	227,172	3,073,908	1,044,985	7,316,489	8,713,585	1,801,224

Non-PEO NEO Average Total Compensation Amount			$ 1,961,762	1,682,087	$ 927,392
Non-PEO NEO Average Compensation Actually Paid Amount			$ 227,172	1,044,985	1,801,224
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. The following table details the applicable adjustments that were made to determine “compensation actually paid.”

	FY2022		FY2021		FY2020
	PEO ($)	Average Other NEO ($)	PEO ($)	Average Other NEO ($)	PEO ($)	Second PEO ($)	Average Other NEO ($)
Summary Compensation Table - Total Compensation	6,260,700	1,961,762	4,606,965	1,682,087	4,139,627	3,787,396	927,392
(Deduct) Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(4,855,638)	(1,286,171)	(3,702,300)	(1,115,282)	(3,532,500)	(3,239,500)	(596,452)
(Increase) Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	3,894,217	1,001,002	4,106,500	1,237,043	5,485,000	6,033,500	1,059,154
(Increase/Deduct) Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(2,423,828)	(1,058,559)	(1,614,753)	(713,504)	1,520,786	2,439,280	680,099
(Increase) Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—	—	—	—	—
(Increase/Deduct) Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	(912,149)	(390,862)	(322,504)	(45,359)	(296,424)	(307,091)	(136,708)
(Deduct) Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—	—	(132,260)
Compensation Actually Paid	1,963,303	227,172	3,073,908	1,044,985	7,316,489	8,713,585	1,801,224

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The chart below provides a comparison between the compensation actually paid to each of our first and second PEO and our average compensation actually paid to our other NEOs against the Company TSR and the index TSR. As demonstrated below, the trend in NEO compensation has largely been aligned to the trend in TSR.

Compensation Actually Paid vs. Net Income [Text Block]
The chart below illustrates the correlation between compensation actually paid to each of our first and second PEO and average compensation actually paid to our other NEOs against the Company’s GAAP net income for fiscal 2020, fiscal 2021 and fiscal 2022. Although GAAP net income has increased from fiscal 2020 to fiscal 2022, compensation actually paid to our NEOs has decreased in large part because of the significant emphasis the Company places on equity incentives, which are sensitive to stock price fluctuations.

Compensation Actually Paid vs. Company Selected Measure [Text Block]			The chart below illustrates the correlation between compensation actually paid to each of first and second PEOs and average compensation actually paid to our other NEOs against the Company’s non-GAAP operating income for fiscal 2020, fiscal 2021 and fiscal 2022. Although non-GAAP operating income has increased from fiscal 2020 to fiscal 2022, compensation actually paid to our NEOs has decreased in large part because of the significant emphasis the Company places on equity incentives, which are sensitive to stock price fluctuations.
Tabular List [Table Text Block]	The most important performance measures are:

Key Performance Measures
Non-GAAP Operating Income	Non-GAAP Gross Margin
Revenue	Bookings

Total Shareholder Return Amount			$ 87	123	141
Peer Group Total Shareholder Return Amount			82	112	110
Net Income (Loss)			$ (76,043,000)	$ (170,778,000)	$ (206,723,000)
Company Selected Measure Amount			68,988,000	29,586,000	(6,274,000)
PEO Name	Mr. Heard	Tom Fallon	Mr. Heard	Mr. Heard
Additional 402(v) Disclosure [Text Block]			Represents the Company’s common stock cumulative TSR on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal 2019 through the end of each applicable fiscal year in the table, assuming reinvestment of any dividends.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Non-GAAP Operating Income
Non-GAAP Measure Description [Text Block]			For a reconciliation of GAAP to non-GAAP operating income (loss) for fiscal 2022, 2021 and 2020 referenced in this table or elsewhere in this Proxy Statement, please see Appendix A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Non-GAAP Gross Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Bookings
Mr. Heard [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					$ 4,139,627
PEO Actually Paid Compensation Amount					7,316,489
Mr. Fallon [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					3,787,396
PEO Actually Paid Compensation Amount					8,713,585
PEO [Member] | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustmen [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (4,855,638)	$ (3,702,300)
PEO [Member] | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,894,217	4,106,500
PEO [Member] | Change In Fair Value Of Equity Awards Outstanding And Unvested In Priors Years, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,423,828)	(1,614,753)
PEO [Member] | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(912,149)	(322,504)
PEO [Member] | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Mr. Heard [Member] | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustmen [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(3,532,500)
PEO [Member] | Mr. Heard [Member] | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					5,485,000
PEO [Member] | Mr. Heard [Member] | Change In Fair Value Of Equity Awards Outstanding And Unvested In Priors Years, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,520,786
PEO [Member] | Mr. Heard [Member] | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Heard [Member] | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(296,424)
PEO [Member] | Mr. Heard [Member] | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Fallon [Member] | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustmen [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(3,239,500)
PEO [Member] | Mr. Fallon [Member] | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					6,033,500
PEO [Member] | Mr. Fallon [Member] | Change In Fair Value Of Equity Awards Outstanding And Unvested In Priors Years, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,439,280
PEO [Member] | Mr. Fallon [Member] | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Fallon [Member] | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(307,091)
PEO [Member] | Mr. Fallon [Member] | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Non-PEO NEO [Member] | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustmen [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,286,171)	(1,115,282)	(596,452)
Non-PEO NEO [Member] | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,001,002	1,237,043	1,059,154
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards Outstanding And Unvested In Priors Years, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,058,559)	(713,504)	680,099
Non-PEO NEO [Member] | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(390,862)	(45,359)	(136,708)
Non-PEO NEO [Member] | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ (132,260)